UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8707

Name of Fund:  MuniHoldings Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniHoldings Insured Fund, Inc.
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                        Value
Arizona - 2.0%       $ 3,590   Pinal County, Arizona, COP, 5.25% due 12/01/2023                                    $  3,831

Arkansas - 1.0%        1,930   University of Arkansas, University Revenue Bonds (Fayetteville Campus), 5.50%
                               due 12/01/2018 (c)                                                                     2,187

California - 28.0%     3,500   California Pollution Control Financing Authority, PCR, Refunding (Pacific
                               Gas & Electric), AMT, Series A, 5.35% due 12/01/2016 (b)                               3,802
                               California State Department of Water Resources, Power Supply Revenue Bonds,
                               Series A:
                       4,000       5.375% due 5/01/2017 (d)                                                           4,458
                       3,400       5.25% due 5/01/2020                                                                3,697
                       3,000       5.375% due 5/01/2022                                                               3,271
                       1,300   California State, Various Purpose, GO, 5.50% due 4/01/2028                             1,419
                               Golden State Tobacco Securitization Corporation of California, Tobacco
                               Settlement Revenue Bonds, Series B:
                       2,000       5.50% due 6/01/2018                                                                2,097
                       5,000       5.75% due 6/01/2022                                                                5,331
                       1,600       5.375% due 6/01/2028 (c)                                                           1,696
                       5,305   Industry, California, Urban Development Agency, Tax Allocation Bonds
                               (Civic-Recreational-Industrial Redevelopment Project No. 1), Series B,
                               5% due 5/01/2019 (b)                                                                   5,675
                               Los Angeles, California, Unified School District, GO:
                       2,000       (Election of 1997), Series F, 5% due 1/01/2028 (c)                                 2,101
                       5,780       Series A, 5% due 1/01/2028 (b)                                                     6,071
                       2,565   Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds,
                               5.50% due 9/01/2036 (a)                                                                2,834
                       1,750   Sacramento County, California, Sanitation District Financing Authority, Revenue
                               Refunding Bonds, RIB, Series 366, 9.612% due 12/01/2027 (j)                            1,883
                               San Pablo, California, Joint Powers Financing Authority, Tax Allocation Revenue
                               Refunding Bonds (b):
                       2,635       5.66%** due 12/01/2024                                                               960
                       2,355       5.66%** due 12/01/2025                                                               805
                       2,355       5.66%** due 12/01/2026                                                               756
                       2,000   University of California Revenue Bonds (Multiple Purpose Projects), Series Q,
                               5% due 9/01/2022 (f)                                                                   2,124
                       3,480   West Contra Costa, California, Unified School District, GO, Series C, 5% due
                               8/01/2021 (c)                                                                          3,757

Colorado - 6.4%                Aurora, Colorado, COP (a):
                       2,440       5.75% due 12/01/2015                                                               2,767
                       2,560       5.75% due 12/01/2016                                                               2,902
                       2,730       5.75% due 12/01/2017                                                               3,088
                       2,890       5.75% due 12/01/2018                                                               3,269

Portfolio Abbreviations

To simplify the listings of MuniHoldings Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes


MuniHoldings Insured Fund, Inc.
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                        Face
State                 Amount   Municipal Bonds                                                                        Value
Connecticut - 7.2%   $ 8,000   Connecticut State HFA Revenue Bonds (Housing Mortgage Finance Program), AMT,
                               Series D-2, 5.15% due 11/15/2022 (b)                                                $  8,292
                       5,000   Connecticut State Health and Educational Facilities Authority Revenue Bonds
                               (Connecticut State University System) Series E, 5% due 11/01/2033 (c)                  5,218

Florida - 3.3%         3,500   Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due
                               10/01/2021 (c)                                                                         3,739
                       2,500   Escambia County, Florida, Health Facilities Authority, Health Facility
                               Revenue Bonds (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)             2,538

Illinois - 15.2%               Chicago, Illinois, GO (c):
                       5,000       5.50% due 1/01/2021                                                                5,445
                       2,790       Series A, 6% due 1/01/2018                                                         3,201
                       2,000       Series A, 6% due 1/01/2019                                                         2,295
                       3,175       Series A, 6% due 1/01/2020                                                         3,640
                       4,300   Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                               Series B-2, 6% due 1/01/2029 (d)                                                       4,833
                       3,500   Chicago, Illinois, Parking District, GO, Series A, 5.75% due 1/01/2017 (c)             3,959
                       4,500   Illinois State, GO, First Series, 6% due 1/01/2018 (c)                                 5,082
                          45   Lake, Cook, Kane, and McHenry Counties, Illinois, Community United School
                               District, GO, 5.75% due 12/01/2019 (c)                                                    51

Louisiana - 1.7%       3,030   Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds (Baton
                               Rouge General Medical Center Project), 5.25% due 7/01/2033 (b)(h)                      3,219

Massachusetts - 5.1%      65   Massachusetts State, GO, Refunding, Series D, 5.375% due 8/01/2012 (b)(g)                 73
                       1,415   Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, AMT,
                               Series A, 5.15% due 6/01/2011 (b)                                                      1,451
                       2,440   Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                               5.50% due 7/01/2032 (f)                                                                2,532
                       5,000   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                               1/01/2025 (c)                                                                          5,469

Michigan - 5.3%        2,035   Boyne City, Michigan, Public School District, GO, 5.75% due 5/01/2009 (c)(g)           2,270
                       1,000   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A,
                               1.84% due 7/01/2033 (e)(f)                                                             1,000
                               Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds, AMT (d):
                       1,200       (Detroit Edison Company Project), Series A, 5.50% due 6/01/2030                    1,287
                       3,500       (Detroit Edison Company Project), Series C, 5.65% due 9/01/2029                    3,743
                       1,500       (Detroit Edison Pollution), Series B, 5.65% due 9/01/2029                          1,604

Minnesota - 2.4%       4,015   Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A,
                               5.65% due 2/01/2019 (b)                                                                4,529

Mississippi - 0.7%     1,250   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                               Energy Resources Inc. Project), 5.875% due 4/01/2022                                   1,254

Missouri - 7.7%        2,000   Cape Girardeau, Missouri, School District Number 063, GO (Missouri Direct
                               Deposit Program), 5.50% due 3/01/2018 (c)                                              2,212
                               Mehlville, Missouri, School District Number R-9, COP (f):
                       1,570       (Missouri Capital Improvement Projects), 5.50% due 9/01/2015                       1,770
                       2,610       (Missouri Capital Improvement Projects), 5.50% due 9/01/2018                       2,936
                       1,925       Series A, 5.50% due 3/01/2014                                                      2,159
                       2,175       Series A, 5.50% due 3/01/2015                                                      2,429
                       1,170       Series A, 5.50% due 3/01/2016                                                      1,305
                       1,500       Series A, 5.50% due 3/01/2017                                                      1,673

Nebraska - 2.1%                Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                               First Tier, Series A (a):
                       1,585       5.50% due 4/01/2020                                                                1,776
                       2,000       5.50% due 4/01/2021                                                                2,241

Nevada - 2.4%          4,000   Las Vegas New Convention and Visitors Authority Revenue Bonds, 5.75% due
                               7/01/2018 (a)                                                                          4,492

New Jersey - 9.1%              New Jersey EDA, Cigarette Tax Revenue Bonds:
                       5,295       5.75% due 6/15/2029                                                                5,621
                       3,800       5.75% due 6/15/2034                                                                4,206
                       6,700   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                               7/01/2033 (b)                                                                          7,237

New York - 25.5%      10,000   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                               due 8/01/2009 (f)(g)                                                                  11,425
                               New York City, New York, GO, Refunding:
                       3,090       Series C, 5.875% due 8/01/2006 (b)(g)                                              3,296
                       3,160       Series C, 5.875% due 2/01/2016 (b)                                                 3,373
                       7,500       Series G, 5.75% due 2/01/2006 (f)(g)                                               7,860
                       7,085   New York City, New York, GO, Series G, 5.75% due 10/15/2007 (f)(g)                     7,761
                       3,380   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                               Series A, 5.25% due 10/15/2027 (a)                                                     3,691
                       2,645   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                               Program), Series D, 5.25% due 10/01/2023 (b)                                           2,921
                               Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1:
                       4,900       5.50% due 6/01/2017                                                                5,399
                       2,000       5.50% due 6/01/2021                                                                2,211

Oregon - 0.9%          1,400   Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation Bonds
                               (Oregon Convention Center), Series A, 5.75% due 6/15/2015 (a)                          1,589

Pennsylvania - 10.6%   3,900   Pennsylvania State Higher Educational Facilities Authority, State System of
                               Higher Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                     4,087
                       6,045   Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System),
                               AMT, Series B, 5.50% due 6/15/2017 (c)                                                 6,428
                       4,930   Philadelphia, Pennsylvania, School District, GO, Series A, 5.25% due
                               4/01/2015 (b)                                                                          5,347
                       1,800   Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                               (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                     1,913
                       1,885   York County, Pennsylvania, School of Technology Authority, Lease Revenue
                               Refunding Bonds, 5.50% due 2/15/2022 (c)                                               2,132

Rhode Island - 4.7%    5,000   Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds
                               (Public Safety and Municipal Buildings), Series A, 5.75% due 4/01/2019 (a)             5,640
                       2,870   Rhode Island State Health and Educational Building Corporation Revenue Bonds
                               (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (d)                     3,142

South Carolina - 0.9%  1,525   Medical University Hospital Authority, South Carolina, Mortgage Hospital
                               Facilities, Revenue Refunding Bonds, Series A, 5.25% due 2/15/2025 (b)(h)              1,653

Tennessee - 3.2%               Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A (f):
                       3,040       5.25% due 7/01/2022                                                                3,188
                       2,795       5.35% due 1/01/2026                                                                2,904

Texas - 7.6%           2,250   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                               Trust Certificates, Second Tier, Series B, 6% due 1/01/2023                            2,408
                       8,000   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A,
                               5.50% due 11/01/2033 (b)                                                               8,561
                       2,961   Houston, Texas, Community College System, Participation Interests, COP
                               (Alief Center Project), 5.75% due 8/15/2022 (b)                                        3,264

Virginia - 2.4%        4,445   Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series J, Sub-Series J-1,
                               5.20% due 7/01/2019 (b)                                                                4,528

Washington - 4.7%      4,000   Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (b)                          4,428
                       2,310   Chelan County, Washington, Public Utility District Number 001, Consolidated
                               Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)            2,436
                       1,810   Snohomish County, Washington, Public Utility District Number 001, Electric Revenue
                               Bonds, 5.50% due 12/01/2022 (f)                                                        2,047

West Virginia - 2.8%   5,000   West Virginia State Housing Development Fund, Housing Finance Revenue Refunding
                               Bonds, Series D, 5.20% due 11/01/2021 (b)                                              5,269

Wisconsin - 0.3%         500   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                               (Blood Center of Southeaster Wisconsin Project), 5.50% due 6/01/2024                     522

Wyoming - 0.9%         1,500   Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series A,
                               6.20% due 6/01/2024                                                                    1,629

Puerto Rico - 1.0%     1,870   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                               Bonds, Series D, 5.25% due 7/01/2036                                                   1,973

                               Total Municipal Bonds (Cost - $291,894) - 165.1%                                     310,587
                      Shares
                        Held   Short-Term Securities
                       1,421   Merrill Lynch Institutional Tax-Exempt Fund (i)                                        1,421

                               Total Short-Term Securities (Cost - $1,421) - 0.7%                                     1,421

                               Total Investments (Cost - $293,315*) - 165.8%                                        312,008
                               Other Assets Less Liabilities - 5.4%                                                  10,151
                               Preferred Stock, at Redemption Value - (71.2%)                                     (134,023)
                                                                                                               ------------
                               Net Assets Applicable to Common Stock - 100.0%                                  $    188,136
                                                                                                               ============


*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

    Aggregate cost                                       $  293,315
                                                         ==========
    Gross unrealized appreciation                        $   18,927
    Gross unrealized depreciation                             (234)
                                                         ----------
    Net unrealized appreciation                          $   18,693
                                                         ==========

**Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(a)AMBAC Insured.

(b)MBIA Insured.

(c)FGIC Insured.

(d)XL Capital Insured.

(e)Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f)FSA Insured.

(g)Prerefunded.

(h)FHA Insured.

(i)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                 Net       Dividend
    Affiliate                               Activity         Income

    Merrill Lynch
    Institutional Tax-Exempt Fund              1,100           $ 42

(j)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                     (in Thousands)

                                            Notional     Unrealized
                                              Amount   Depreciation
    Receive a variable rate equal to
    7-Day Bond Market Association
    Municipal Swap Index Rate and
    pay a fixed rate of 3.68%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires March 2015                      $ 15,000        $ (201)


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Insured Fund, Inc.

By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniHoldings Insured Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniHoldings Insured Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniHoldings Insured Fund, Inc.


Date: March 21, 2005